Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 100	£ 89
15% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	149	133
10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(99)	(89)
15% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(149)	(134)
Discount rate, measurement input [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(32)	(30)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	35	34
1.50% (150 basis points) increase in discount rate [Member]
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(48)	(45)
1.50% (150 basis points) decrease in discount rate [Member]
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	53	50
10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	66	55
15 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	103	81
10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(56)	(47)
15 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(80)	(64)
10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	29	26
15 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	46	41
10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(24)	(22)
15 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ (35)	£ (32)